Operating leases - Summary of the Maturity of Operating Lease Liabilities (Details)	Dec. 31, 2022 CNY (¥)
Lessee, Operating Lease, Liability, to be Paid [Abstract]
2023	¥ 4,239,198
2024	2,542,911
Thereafter	0
Total lease payments	6,782,109
Less: imputed interest	(68,633)
Total lease liabilities	¥ 6,713,476